Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases
Components of lease expenses

	Three Months Ended	Three Months Ended
	March 31, 2023	March 31, 2022
Operating lease cost	$356	$273

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Operating lease cost	$1,125	$957

Summary of supplemental unaudited condensed consolidated balance sheet information related to operating leases

	Three Months Ended	Three Months Ended
	March 31, 2023	March 31, 2022
Weighted-average remaining lease term - operating leases	5.6 years	8.5 years
Weighted-average discount rate - operating leases	N/A%	8%

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,135	$983
Right-of-use assets obtained in exchange of new operating lease liabilities	275	—
Weighted-average remaining lease term - operating leases	5.6 years	8.8 years
Weighted-average discount rate - operating leases	7%	12%

Maturity of lease liabilities under non-cancellable operating leases

Fiscal Year	Operating leases
2023 (remaining)	$963
2024	932
2025	770
2026	509
2027	357
2028	357
Thereafter	760
Total future minimum lease payments	4,648
Less: imputed interest	(919)
Present value of lease liabilities	$3,729

Fiscal Year	Operating leases
2023	$1,359
2024	938
2025	756
2026	516
2027	364
Thereafter	1,144
Total future minimum lease payments	5,077
Less: imputed interest	(996)
Present value of lease liabilities	$4,081

Summary of leases by balance sheet category

Description	December 31, 2022	December 31, 2021
Operating right-of-use assets	$3,940	$4,333
Operating lease liability - current	$1,067	$659
Operating lease liability - non-current	$3,014	$3,712